LONG-TERM INCENTIVE COMPENSATION (Tables)	12 Months Ended
Jan. 02, 2016
Long-Term Incentive Compensation
Summary of stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense
(In millions)	2015	2014	2013

Stock-based compensation expense	$26.3	$28.3	$32.3
Tax benefit	8.2	10.5	10.8

Schedule of weighted-average assumptions of options granted during the year
2013

Risk-free interest rate	1.04%
Expected stock price volatility	27.17%
Expected dividend yield	3.40%
Expected option term	6.2 years

Schedule of stock option activity

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at January 3, 2015	5,178.6	$44.08	3.95	$54.6
Exercised	(2,493.4)	41.71
Forfeited or expired	(315.3)	53.66

Outstanding at January 2, 2016	2,369.9	$45.30	3.68	$43.8
Options vested and expected to vest at January 2, 2016	2,365.7	45.33	3.68	43.7
Options exercisable at January 2, 2016	2,189.0	$46.52	3.48	$38.0

Performance Units (PUs)
Stock-Based Compensation
Information related to awarded PUs

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	689.9	$40.16
Granted at target	164.5	51.37
Adjustment for above-target performance (1)	23.1	34.43
Vested	(355.0)	34.36
Forfeited/cancelled	(75.4)	45.52

Unvested at January 2, 2016	447.1	$47.63

(1)	Reflects awards granted in excess of target as a result of our achieving above-target performance for the 2012-2014 performance period.

Market-leveraged stock units (MSUs)
Stock-Based Compensation
Information related to awarded MSUs

	Number of MSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	551.8	$52.18
Granted at target	329.4	56.46
Adjustment for above-target performance (1)	47.6	51.58
Vested	(195.4)	50.15
Forfeited/cancelled	(127.3)	54.28

Unvested at January 2, 2016	606.1	$55.04

(1)	Reflects adjustment as a result of achieving above-target performance for vesting of the tranches paid out in 2015.

Restricted Stock Units (RSUs)
Stock-Based Compensation
Summary of information related to awarded RSUs

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at January 3, 2015	388.0	$32.70
Granted	128.3	53.29
Vested	(243.7)	34.37
Forfeited/cancelled	(58.0)	40.79

Unvested at January 2, 2016	214.6	$40.96